Stockholders’ Equity, Partners’ Capital and Preferred Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 15, 2020	Sep. 25, 2020	Aug. 17, 2020	Jun. 30, 2020	Jan. 27, 2020	Dec. 31, 2019	Dec. 23, 2019	Aug. 31, 2020	May 31, 2020	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 22, 2019
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock in initial public offering, net			$ 227,300			$ 0					$ 227,301		$ 0
Issuance of common stock in private offering, net						164,727					54,559		0
Redemption of preferred stock upon initial public offering											$ 138
Preferred stock, shares outstanding (in shares)											0
Payment of OP unit distributions	$ 400	$ 400				0					$ 777		0
Payment of common stock dividends		$ 2,400				$ 0					$ 8,057		$ 0
Annual required distribution												$ 200
Number of OP units received (in shares)							11,797,645
Proceeds from sale of units			$ 227,300
Contributions to operating partnership							$ 219,000
Restricted Stock Units (RSUs)
Subsidiary, Sale of Stock [Line Items]
Shares withheld for restricted stock units vested (in shares)											7,000
Value of shares withheld for restricted stock units vested											$ 100
Netstreit, L.P. (The Operating Partnership)
Subsidiary, Sale of Stock [Line Items]
Non-controlling interest holders ownership						33.40%	27.40%				5.80%	33.40%
OP Units
Subsidiary, Sale of Stock [Line Items]
Number of OP units received (in shares)			13,681,561
OP Units | Netstreit, L.P. (The Operating Partnership) | Class A OP Units
Subsidiary, Sale of Stock [Line Items]
Operating partnership units issued (in shares)							11,797,645
OP Units | Predecessor
Subsidiary, Sale of Stock [Line Items]
Operating partnership units issued (in shares)							4,449,019
OP Units | Predecessor | Class A OP Units
Subsidiary, Sale of Stock [Line Items]
Operating partnership units issued (in shares)							3,652,149
OP Units | Predecessor | Class B OP Units
Subsidiary, Sale of Stock [Line Items]
Operating partnership units issued (in shares)							796,870
IPO
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock in initial public offering, net			$ 227,300
Payments of offering costs			$ 18,900
Number of shares sold (in shares)			13,681,561
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares sold (in shares)										11,797,645
Issuance of common stock in private offering, net										$ 219,000
Discount and placement fees										$ 13,900
Common stock
Subsidiary, Sale of Stock [Line Items]
Units converted (in shares)			255,268
Shares withheld for restricted stock units vested (in shares)											7,398
Common stock | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares sold (in shares)			12,244,732
Units converted (in shares)											255,268
Common stock | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares sold (in shares)							8,860,760
Shares sold (in dollars per share)							$ 19.75
Common stock | IPO - Shares From Existing Shareholders
Subsidiary, Sale of Stock [Line Items]
Units converted (in shares)											2,441,869
Shares sold (in dollars per share)			$ 18.00
Common stock | IPO - Shares From Existing Shareholders | Netstreit, L.P. (The Operating Partnership)
Subsidiary, Sale of Stock [Line Items]
Number of shares sold (in shares)			255,268								2,441,869
Preferred stock
Subsidiary, Sale of Stock [Line Items]
Number of shares sold (in shares)					125
Preferred stock, dividend rate					12.00%
Preferred stock, par value (in dollars per share)					$ 0.01
Shares sold (in dollars per share)					1,000
Preferred stock, redemption price (in dollars per share)					1,000			$ 100
Preferred dividend paid (in dollars per share)				$ 51.33
Preferred dividend declared (in dollars per share)									$ 51.33
Redemption of preferred stock upon initial public offering (in shares)			125					125			125
Redemption of preferred stock upon initial public offering								$ 100			$ 104
Preferred stock | Until December 31, 2021
Subsidiary, Sale of Stock [Line Items]
Preferred stock, redemption premium per share (in dollars per share)					100
Preferred stock | After December 31, 2021
Subsidiary, Sale of Stock [Line Items]
Preferred stock, redemption premium per share (in dollars per share)					$ 0